Conservative Allocation Fund
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 48.6% Value
Asset-Backed Securities  5.5%
522 Funding CLO, Ltd.
$ 1,150,000
5.410%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
a,b
$ 1,140,453
AGL CLO 13, Ltd.
500,000
5.468%,  (TSFR3M +
1.800%), 10/20/2034, Ser.
2021-13A, Class CR
a,b
496,703
Anchorage Capital CLO 20, Ltd.
850,000
6.868%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
834,410
Anchorage Capital CLO 21, Ltd.
1,225,000
5.568%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
1,217,645
Avis Budget Rental Car Funding
AESOP, LLC
925,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
931,210
1,750,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
1,715,413
Balboa Bay Loan Funding, Ltd.
750,000
5.618%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
745,180
1,050,000
5.918%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
1,047,013
Barings CLO, Ltd.
1,150,000
5.568%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
a,b
1,142,319
Barings Loan Partners CLO, Ltd. 2
1,500,000
5.318%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
1,493,313
Battalion CLO XI, Ltd.
2,000,000
5.618%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
1,978,990
Battalion CLO XIV, Ltd.
1,825,000
5.668%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
a,b
1,812,980
Battalion CLO XXI, Ltd.
2,500,000
5.672%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
2,475,000
Business Jet Securities, LLC
563,479
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
557,316
Dryden 72 CLO, Ltd.
1,075,000
5.303%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
1,075,161
Hertz Vehicle Financing III, LLC
1,425,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
1,432,777
750,000
5.590%,  12/26/2029, Ser.
2025-3A, Class B
a
755,017
750,000
5.140%,  5/25/2032, Ser.
2025-6A, Class B
a
739,291
Principal
Amount Long-Term Fixed Income  48.6% Value
Asset-Backed Securities  5.5% - continued
Hotwire Funding, LLC
$ 1,500,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
$ 1,517,597
Kennedy Lewis CLO 3, Ltd.
1,000,000
5.068%,  (TSFR3M +
1.400%), 10/20/2036, Ser. 3A,
Class A2R3
a,b
996,328
LCM 41, Ltd.
2,900,000
7.272%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
2,780,352
Lightpath Fiber Issuer, LLC
1,550,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
a
1,545,703
MetroNet Infrastructure Issuer, LLC
1,000,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
1,008,581
550,000
5.163%,  12/20/2055, Ser.
2025-4A, Class A2
a
547,450
Octagon Investment Partners 50,
Ltd.
2,150,000
5.672%,  (TSFR3M +
2.000%), 1/15/2035, Ser.
2020-4A, Class CR2
a,b
2,128,425
Pagaya AI Debt Grantor Trust
348,716
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
349,846
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
288,245
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
288,684
Palmer Square Loan Funding, Ltd.
1,425,000
5.510%,  (TSFR3M +
1.850%), 10/15/2032, Ser.
2024-1A, Class CR
a,b
1,401,415
250,000
5.169%,  (TSFR3M +
1.500%), 1/15/2033, Ser.
2024-2A, Class BR
a,b
249,700
825,000
5.253%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
818,145
Park Blue CLO, Ltd.
1,700,000
5.848%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
1,694,307
PPM CLO 3, Ltd.
500,000
5.718%,  (TSFR3M +
2.050%), 7/17/2034, Ser.
2019-3A, Class CR2
a,b
496,290
RFS Asset Securitization V, LLC
1,350,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
1,356,230
Rockford Tower CLO, Ltd.
1,850,000
5.618%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
1,838,019
1,500,000
5.572%,  (TSFR3M +
1.900%), 1/15/2038, Ser.
2021-3A, Class C1AR
a,b
1,500,663
Sculptor CLO XXVIII, Ltd.
1,700,000
5.618%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
1,685,990

Conservative Allocation Fund
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.6% Value
Asset-Backed Securities  5.5% - continued
Signal Peak CLO 1, Ltd.
$ 1,100,000
5.618%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
$ 1,093,454
Sunnova Hestia II Issuer, LLC
1,114,654
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
1,079,916
Symphony CLO XX, Ltd.
1,050,000
6.671%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
1,037,754
Veros Auto Receivables Trust
473,619
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
475,152
Zayo Issuer, LLC
1,675,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a
1,676,804
Total 49,156,996
Basic Materials  –%
FMC Corporation
170,000 8.450%,  11/1/2055
b
109,456
Peabody Energy Corporation,
Convertible
211,000 3.250%,  3/1/2028 387,607
Total 497,063
Capital Goods  0.5%
Array Technologies, Inc.,
Convertible
207,000 1.000%,  12/1/2028
d
186,921
220,000 2.875%,  7/1/2031
a
273,212
BWX Technologies, Inc.,
Convertible
708,000 Zero Coupon,  11/1/2030
a
733,488
Fluor Corporation, Convertible
461,000 1.125%,  8/15/2029 567,722
Greenbrier Companies, Inc.,
Convertible
303,000 2.875%,  4/15/2028
d
349,480
JBT Marel Corporation,
Convertible
440,000 0.375%,  9/15/2030
a
426,360
LEDN Issuer Trust
725,000
6.748%,  2/25/2041, Ser.
2026-1A, Class A
a
725,358
Mirion Technologies, Inc.,
Convertible
250,000 0.250%,  6/1/2030
a
271,125
250,000 Zero Coupon,  10/1/2031
a
236,875
Patrick Industries, Inc., Convertible
208,000 1.750%,  12/1/2028 359,944
Total 4,130,485
Collateralized Mortgage Obligations  9.4%
A&D Mortgage Trust
245,834
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,e
247,901
ACRA Trust
515,185
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,e
516,146
Principal
Amount Long-Term Fixed Income  48.6% Value
Collateralized Mortgage Obligations  9.4% -
continued
Alternative Loan Trust
$ 512,768
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 $ 255,763
Archwest Mortgage Trust
850,000
5.435%,  4/25/2041, Ser.
2026-RTL1, Class A1
a,e
850,930
Banc of America Alternative Loan
Trust
439,711
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 394,863
Banc of America Mortgage
Securities Trust
241,096
5.587%,  9/25/2035, Ser.
2005-H, Class 3A1
b
231,558
Bear Stearns ARM Trust
64,567
6.420%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
62,493
Bellemeade Re, Ltd.
540,000
6.162%,  (SOFR30A +
2.500%), 10/25/2035, Ser.
2025-1, Class M1B
a,b
542,602
BRAVO Residential Funding Trust
989,285
5.138%,  11/25/2065, Ser.
2026-NQM3, Class A2
a,e
981,885
CFST Mortgage Trust
500,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,e
503,824
CHNGE Mortgage Trust
1,016,443
4.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
997,426
469,800
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,e
468,811
610,675
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,e
608,636
340,164
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,e
340,172
CIM Trust
1,026,605
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,e
1,023,266
Citigroup Mortgage Loan Trust,
Inc.
76,704
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 75,899
762,957
4.958%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
694,518
COLT Mortgage Loan Trust
849,251
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,e
853,906
Countrywide Alternative Loan Trust
364,291
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 297,860
212,226
4.130%,  10/25/2035, Ser.
2005-43, Class 4A1
b
184,706
131,468
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 102,850
CSMC Trust
477,870
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
414,391
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
575,820
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 501,797

Conservative Allocation Fund
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.6% Value
Collateralized Mortgage Obligations  9.4% -
continued
$ 248,622
3.925%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
$ 221,964
Federal Home Loan Mortgage
Corporation - REMIC
1,979,483
4.000%,  1/25/2051, Ser.
5249, Class LA 1,956,335
1,775,000
5.250%,  2/25/2055, Ser.
5508, Class AY 1,766,167
3,650,233
1.500%,  3/25/2051, Ser.
5092, Class IC
f
303,896
1,450,000
5.250%,  3/25/2055, Ser.
5519, Class CL 1,438,241
1,413,308
7.662%,  (SOFR30A +
4.000%), 4/25/2026, Ser.
5567, Class MB
b
1,453,316
1,100,000
5.000%,  5/25/2055, Ser.
5537, Class KM 1,069,040
1,093,350
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 921,508
5,503,436
1.500%,  12/25/2050, Ser.
5107, Class IO
f
512,387
2,710,695
2.000%,  12/25/2050, Ser.
5051, Class WI
f
355,783
77,710
3.000%,  5/15/2027, Ser.
4046, Class GI
f
554
198,612
3.000%,  7/15/2027, Ser.
4074, Class IO
f
2,656
185,586
3.000%,  7/15/2027, Ser.
4084, Class NI
f
2,407
78,013
2.500%,  2/15/2028, Ser.
4162, Class AI
f
989
201,027
2.500%,  2/15/2028, Ser.
4161, Class UI
f
2,764
387,032
2.500%,  3/15/2028, Ser.
4177, Class EI
f
6,522
812,683
3.500%,  10/15/2032, Ser.
4119, Class KI
f
56,170
517,614
3.000%,  2/15/2033, Ser.
4170, Class IG
f
29,654
548,117
3.000%,  4/15/2033, Ser.
4203, Class DI
f
18,701
1,398,451
5.500%,  1/25/2046, Ser.
5617, Class AZ
g
1,385,477
Federal Home Loan Mortgage
Corporation STRIPS
1,110,662
3.500%,  8/15/2035, Ser.
345, Class C8
f
96,701
Federal National Mortgage
Association - REMIC
1,500,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 1,475,584
2,000,000
5.000%,  4/25/2055, Ser.
2025-15, Class BD 1,954,618
1,971,374
5.500%,  8/25/2054, Ser.
2024-50, Class DB 1,981,871
1,100,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 1,072,474
1,914,200
2.000%,  12/25/2050, Ser.
2020-89, Class IM
f
254,439
248,053
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
2,685
117,194
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
981
Principal
Amount Long-Term Fixed Income  48.6% Value
Collateralized Mortgage Obligations  9.4% -
continued
$ 171,051
3.500%,  9/25/2027, Ser.
2012-98, Class YI
f
$ 2,020
514,595
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
6,616
324,062
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
3,683
123,588
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
1,511
286,216
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
2,990
21,541
2.500%,  2/25/2028, Ser.
2013-46, Class CI
f
26
141,169
3.000%,  2/25/2028, Ser.
2013-2, Class GI
f
2,184
96,458
3.000%,  4/25/2028, Ser.
2013-30, Class DI
f
1,655
732,544
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
47,388
First Horizon Alternative Mortgage
Securities Trust
127,325
5.477%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
125,451
113,895
5.165%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
107,828
Flagstar Mortgage Trust
398,466
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
361,011
GCAT Trust
1,125,000
5.500%,  5/25/2055, Ser.
2025-INV2, Class A12
a,b
1,116,036
924,416
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
869,082
237,002
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
239,521
GMAC Mortgage Corporation
Loan Trust
244,902
3.920%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
220,729
Government National Mortgage
Association
1,309
4.000%,  1/16/2027, Ser.
2012-3, Class IO
f
1
GS Mortgage-Backed Securities
Trust
729,992
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
729,614
Home Re, Ltd.
1,033,841
8.262%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
1,056,707
1,200,000
5.812%,  (SOFR30A +
2.150%), 1/25/2036, Ser.
2026-1, Class M1B
a,b
1,201,613
HTAP Issuer Trust
628,361
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
623,372
1,302,957
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
1,297,805
IndyMac IMJA Mortgage Loan
Trust
951,758
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 354,296

Conservative Allocation Fund
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.6% Value
Collateralized Mortgage Obligations  9.4% -
continued
J.P. Morgan Mortgage Trust
$ 640,381
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
$ 550,980
814,190
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
a,e
806,223
734,771
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
729,750
64,259
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 66,736
311,054
4.985%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
211,773
LHOME Mortgage Trust
750,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,e
753,350
Merrill Lynch Alternative Note
Asset Trust
887,613
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 266,826
MFA Trust
620,864
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
a,e
621,630
Morgan Stanley Residential
Mortgage Loan Trust
1,425,000
5.432%,  3/25/2071, Ser.
2026-NQM3, Class A2
a,e
1,420,900
MortgageIT Securities Corporation
Mortgage Loan Trust
1,458,546
4.253%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,272,238
PMT Loan Trust
1,134,791
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
1,146,848
1,325,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
1,314,703
1,000,000
6.000%,  12/25/2059, Ser.
2024-INV2, Class A10
a,b
1,004,097
Point Securitization Trust
1,399,597
6.250%,  6/25/2055, Ser.
2025-1, Class A1
a
1,399,372
PRET, LLC
478,811
5.151%,  2/25/2056, Ser.
2026-NPL2, Class A1
a,e
475,042
1,059,031
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,e
1,060,025
719,225
5.744%,  6/25/2055, Ser.
2025-NPL6, Class A1
a,e
720,331
1,100,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,e
1,102,544
PRKCM Trust
768,587
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
767,084
718,757
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,e
723,688
PRPM Trust
1,124,000
6.171%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
1,127,688
1,475,000
7.250%,  11/25/2068, Ser.
2023-NQM3, Class M1
a,b
1,488,338
PRPM, LLC
893,221
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,e
881,496
Principal
Amount Long-Term Fixed Income  48.6% Value
Collateralized Mortgage Obligations  9.4% -
continued
$ 900,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,e
$ 860,693
1,000,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,e
966,238
1,500,000
3.000%,  5/25/2055, Ser.
2025-RPL4, Class A2
a,e
1,392,698
1,350,000
5.207%,  12/25/2055, Ser.
2025-RCF6, Class A2
a,e
1,339,552
422,269
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,e
422,579
750,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,e
750,534
1,117,598
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,e
1,114,449
1,482,919
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,e
1,479,419
825,000
8.569%,  7/25/2030, Ser.
2025-5, Class A2
a,e
823,559
RCO IX Mortgage, LLC
872,612
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,e
873,784
221,601
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,e
221,428
Renaissance Home Equity Loan
Trust
1,429,634
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
e
474,088
Residential Accredit Loans, Inc.
Trust
340,705
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 302,774
250,975
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 199,766
468,672
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 398,855
Residential Asset Securitization
Trust
388,145
4.433%,  1/25/2034, Ser.
2004-IP1, Class A1
b
372,742
Residential Funding Mortgage
Security I Trust
343,096
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 277,576
Saluda Grade Alternative
Mortgage Trust
2,000,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,e
2,013,228
Santander Mortgage Asset
Receivable Trust
573,707
5.067%,  8/25/2065, Ser.
2025-NQM5, Class A1
a,b
571,758
Saxon Asset Securities Trust
567,623
2.687%,  8/25/2035, Ser.
2004-2, Class MF2
b
521,988
Sequoia Mortgage Trust
1,000,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
a,b
952,461
362,173
3.538%,  9/20/2046, Ser.
2007-1, Class 4A1
b
236,280
Structured Adjustable Rate
Mortgage Loan Trust
151,044
4.638%,  7/25/2035, Ser.
2005-15, Class 4A1
b
133,672

Conservative Allocation Fund
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.6% Value
Collateralized Mortgage Obligations  9.4% -
continued
Triangle Re, Ltd.
$ 491,082
7.062%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
$ 494,326
Unlock HEA Trust
1,313,017
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
1,311,613
1,205,013
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,200,904
574,946
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
573,398
Velocity Commercial Capital Loan
Trust
473,014
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
478,162
381,032
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
384,494
640,320
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
652,799
Verus Securitization Trust
913,892
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
817,339
VOLT C, LLC
1,912,870
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
1,913,260
VOLT CVI, LLC
434,305
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a
434,715
VOLT XCVII, LLC
180,391
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
180,439
Vontive Mortgage Trust
1,375,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,e
1,390,922
WaMu Mortgage Pass-Through
Certificates
97,996
6.422%,  5/25/2033, Ser.
2003-AR4, Class A7
b
98,508
Washington Mutual Mortgage
Pass-Through Certificates
279,290
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 244,567
Total 84,654,455
Commercial Mortgage-Backed Securities  0.4%
BANK
7,472,338
0.624%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,f
343,297
1,000,000
4.340%,  5/15/2061, Ser.
2018-BN12, Class AS
b
981,236
BBCMS Mortgage Trust
5,946,685
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
354,478
1,600,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
1,620,182
Total 3,299,193
Communications Services  0.2%
Bell Telephone Company of
Canada
165,000 7.000%,  9/15/2055
b
168,881
Paramount Global
118,000 6.375%,  3/30/2062
b
86,140
Principal
Amount Long-Term Fixed Income  48.6% Value
Communications Services  0.2% - continued
Rogers Communications, Inc.
$ 115,000 5.250%,  3/15/2082
a,b,d
$ 113,594
165,000 7.125%,  4/15/2055
b
168,842
Snap, Inc., Convertible
163,000 0.125%,  3/1/2028 148,363
510,000 0.500%,  5/1/2030 409,020
TELUS Corporation
93,000 6.625%,  10/15/2055
b
93,034
Vodafone Group plc
410,000 7.000%,  4/4/2079
b
421,708
Total 1,609,582
Consumer Cyclical  0.4%
Burlington Stores, Inc., Convertible
180,000 1.250%,  12/15/2027
d
297,000
Cracker Barrel Old Country Store,
Inc., Convertible
42,000 1.750%,  9/15/2030
a
32,478
DraftKings Holdings, Inc.,
Convertible
797,000 Zero Coupon,  3/15/2028 717,300
EZCORP, Inc., Convertible
181,000 3.750%,  12/15/2029
a
427,292
General Motors Financial
Company, Inc.
75,000 5.750%,  9/30/2027
b,h
73,022
60,000 5.700%,  9/30/2030
b,h
58,846
Live Nation Entertainment, Inc.,
Convertible
172,000 3.125%,  1/15/2029 261,268
206,000 2.875%,  1/15/2030 221,965
266,000 2.875%,  10/15/2031
a
269,942
Marriott Vacations Worldwide
Corporation, Convertible
249,000 3.250%,  12/15/2027 239,040
Meritage Homes Corporation,
Convertible
96,000 1.750%,  5/15/2028 92,448
Uber Technologies, Inc.,
Convertible
193,000 Zero Coupon,  5/15/2028
a
188,175
302,000 0.875%,  12/1/2028 363,155
Total 3,241,931
Consumer Non-Cyclical  0.4%
BioMarin Pharmaceutical, Inc.,
Convertible
228,000 1.250%,  5/15/2027 219,587
Chefs' Warehouse, Inc.,
Convertible
219,000 2.375%,  12/15/2028 322,806
CVS Health Corporation
159,000 6.750%,  12/10/2054
b
160,994
Envista Holdings Corporation,
Convertible
118,000 1.750%,  8/15/2028 117,041
Integer Holdings Corporation,
Convertible
105,000 2.125%,  2/15/2028 124,005
692,000 1.875%,  3/15/2030 659,822
Jazz Investments I, Ltd.,
Convertible
290,000 2.000%,  6/15/2026 351,770
292,000 3.125%,  9/15/2030
d
413,472

Conservative Allocation Fund
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.6% Value
Consumer Non-Cyclical  0.4% - continued
LCI Industries, Convertible
$ 363,000 3.000%,  3/1/2030
d
$ 436,145
Post Holdings, Inc., Convertible
366,000 2.500%,  8/15/2027 396,195
Spectrum Brands, Inc.,
Convertible
259,000 3.375%,  6/1/2029 258,171
Winnebago Industries, Inc.,
Convertible
251,000 3.250%,  1/15/2030 226,402
Zoetis, Inc., Convertible
336,000 0.250%,  6/15/2029
a
333,480
Total 4,019,890
Energy  0.4%
BP Capital Markets plc
242,000 4.875%,  3/22/2030
b,h
238,906
274,000 6.450%,  12/1/2033
b,h
284,915
Crescent Energy Company,
Convertible
449,000 2.750%,  3/15/2031
a
515,452
Enbridge, Inc.
260,000 7.375%,  1/15/2083
b
263,932
263,000 7.625%,  1/15/2083
b
283,523
Energy Transfer, LP
165,000 8.000%,  5/15/2054
b
172,820
83,000 7.125%,  5/15/2030
b,h
84,479
Northern Oil and Gas, Inc.,
Convertible
683,000 3.625%,  4/15/2029 748,974
Phillips 66 Company
164,000 6.200%,  3/15/2056
b
163,263
TransCanada Trust
200,000 5.875%,  8/15/2076
b
200,212
UGI Corporation, Convertible
123,000 5.000%,  6/1/2028 172,385
Venture Global LNG, Inc.
330,000 9.000%,  9/30/2029
a,b,h
328,695
Total 3,457,556
Financials  1.6%
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
210,000 6.950%,  3/10/2055
b
214,930
Air Lease Corporation
270,000 4.650%,  6/15/2026
b,h
268,285
Aircastle, Ltd.
249,000 5.250%,  6/15/2026
a,b,h
247,690
Ally Financial, Inc.
390,000 4.700%,  5/15/2026
b,h
386,360
American Express Company
255,000 3.550%,  9/15/2026
b,h
252,110
Bank of America Corporation
275,000 6.125%,  4/27/2027
b,h
275,505
Bank of New York Mellon
Corporation
165,000 5.950%,  12/20/2030
b,h
165,040
Bank of Nova Scotia
197,000 6.875%,  10/27/2085
b
193,524
Blackstone Mortgage Trust, Inc.,
Convertible
41,000 5.500%,  3/15/2027 40,590
Principal
Amount Long-Term Fixed Income  48.6% Value
Financials  1.6% - continued
Boston Properties, LP, Convertible
$ 122,000 2.000%,  10/1/2030
a
$ 110,715
Capital One Financial Corporation
140,000 3.950%,  9/1/2026
b,d,h
137,978
Charles Schwab Corporation
300,000 4.000%,  6/1/2026
b,h
297,959
CHL Mortgage Pass-Through Trust
62,027
6.221%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
61,738
689,468
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 276,169
Citigroup, Inc.
133,000 7.375%,  5/15/2028
b,h
137,417
124,000 7.625%,  11/15/2028
b,h
128,236
165,000 7.125%,  8/15/2029
b,h
166,622
165,000 6.950%,  2/15/2030
b,h
166,225
200,000 6.875%,  8/15/2030
b,h
201,412
316,000 6.625%,  2/15/2031
b,h
316,237
210,000 7.000%,  8/15/2034
b,h
216,128
Citizens Financial Group, Inc.
175,000 4.000%,  10/6/2026
b,h
172,312
Coinbase Global, Inc., Convertible
156,000 0.500%,  6/1/2026
d
154,721
195,000 Zero Coupon,  10/1/2029
a
170,722
176,000 0.250%,  4/1/2030 163,064
196,000 Zero Coupon,  10/1/2032
a
156,898
COPT Defense Properties, LP,
Convertible
62,000 5.250%,  9/15/2028
a
71,963
Corebridge Financial, Inc.
135,000 6.375%,  9/15/2054
b
132,682
121,000 6.875%,  12/15/2052
b
121,916
Countrywide Home Loan
Mortgage Pass Through Trust
357,821
4.785%,  11/25/2035, Ser.
2005-22, Class 2A1
b
297,852
Credit Suisse Group AG
130,000 7.250%,  N/A
*,i
31,200
150,000 7.500%,  N/A
*,i
36,000
Dai-ichi Life Insurance Company,
Ltd.
165,000 6.200%,  1/16/2035
a,b,h
165,982
Digital Realty Trust, LP, Convertible
201,000 1.875%,  11/15/2029
a
212,785
Encore Capital Group, Inc.,
Convertible
184,000 4.000%,  3/15/2029 231,380
Federal Realty OP, LP, Convertible
94,000 3.250%,  1/15/2029
a
96,076
Goldman Sachs Group, Inc.
195,000 3.650%,  8/10/2026
b,h
193,257
255,000 4.125%,  11/10/2026
b,h
251,528
163,000 6.125%,  11/10/2034
b,d,h
162,152
Hartford Insurance Group, Inc.
125,000
6.039%,  (TSFR3M +
2.387%), 2/12/2047
a,b
119,756
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
75,000 3.750%,  8/15/2028
a
106,537
Hercules Capital, Inc., Convertible
23,000 4.750%,  9/1/2028
a
22,218
Huntington Bancshares, Inc./OH
160,000 4.450%,  10/15/2027
b,h
157,236

Conservative Allocation Fund
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.6% Value
Financials  1.6% - continued
Huntington Bank Auto Credit-
Linked Notes
$ 121,001
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
$ 121,938
JPMorgan Chase & Company
160,000 6.500%,  4/1/2030
b,h
164,182
Kite Realty Group, LP, Convertible
13,000 0.750%,  4/1/2027
a
14,018
Lincoln National Corporation
93,000
6.272%,  (TSFR3M +
2.619%), 5/18/2026
b
76,223
M&T Bank Corporation
406,000 3.500%,  9/1/2026
b,d,h
393,056
MetLife, Inc.
160,000 6.350%,  3/15/2055
b,d
162,360
205,000 5.875%,  3/15/2028
b,d,h
204,082
261,000 6.400%,  12/15/2036 266,491
Nippon Life Insurance Company
675,000 5.950%,  4/16/2054
a,b
674,800
Pebblebrook Hotel Trust,
Convertible
127,000 1.750%,  12/15/2026 123,701
315,000 1.625%,  1/15/2030
a
322,875
PNC Financial Services Group,
Inc.
196,000 6.200%,  9/15/2027
b,h
196,435
241,000 6.250%,  3/15/2030
b,h
243,115
Provident Financing Trust I
120,000 7.405%,  3/15/2038 128,110
Prudential Financial, Inc.
198,000 6.750%,  3/1/2053
b
204,892
160,000 3.700%,  10/1/2050
b
145,350
Realty Income Corporation,
Convertible
150,000 3.500%,  1/15/2029
a
153,075
Rexford Industrial Realty, LP,
Convertible
98,000 4.375%,  3/15/2027
a
97,461
77,000 4.125%,  3/15/2029
a
75,498
Royal Bank of Canada
200,000 6.750%,  8/24/2085
b
200,732
Shift4 Payments, Inc., Convertible
428,000 0.500%,  8/1/2027 401,250
Starwood Property Trust, Inc.,
Convertible
213,000 6.750%,  7/15/2027 216,514
State Street Corporation
137,000 6.700%,  3/15/2029
b,d,h
139,206
Sumitomo Life Insurance Company
290,000 3.375%,  4/15/2081
a,b
264,597
Tanger Properties, LP, Convertible
44,000 2.375%,  1/15/2031
a
44,035
Terawulf, Inc., Convertible
60,000 2.750%,  2/1/2030
a
116,460
102,000 1.000%,  9/1/2031
a
141,168
124,000 Zero Coupon,  5/1/2032
a
128,081
Toronto-Dominion Bank
160,000 8.125%,  10/31/2082
b
165,067
Truist Financial Corporation
345,000 5.100%,  3/1/2030
b,d,h
344,375
Ventas Realty, LP, Convertible
156,000 3.750%,  6/1/2026 231,956
Principal
Amount Long-Term Fixed Income  48.6% Value
Financials  1.6% - continued
Wells Fargo & Company
$ 277,000 7.625%,  9/15/2028
b,h
$ 290,984
Welltower OP, LLC, Convertible
174,000 2.750%,  5/15/2028
a
360,876
185,000 3.125%,  7/15/2029
a
292,818
Total 14,594,888
Mortgage-Backed Securities  20.9%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
617,170 2.000%,  1/1/2052 504,843
3,315,360 6.000%,  1/1/2055 3,461,391
6,827,505 2.500%,  5/1/2051 5,822,851
5,105,544 3.500%,  5/1/2052 4,717,835
3,722,082 4.000%,  5/1/2052 3,546,985
5,264,209 5.000%,  7/1/2053 5,246,688
7,066,674 5.500%,  7/1/2053 7,192,315
400,496 5.000%,  8/1/2053 399,972
1,567,553 5.500%,  9/1/2053 1,606,618
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
2,507,497 2.500%,  7/1/2030 2,431,630
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,000,000 4.500%,  4/1/2041
g
1,985,594
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
3,730,576 3.500%,  5/1/2040 3,556,375
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
8,442,091 3.000%,  1/1/2052 7,483,297
852,925 2.000%,  2/1/2051 697,693
1,307,615 2.000%,  2/1/2051 1,069,628
3,983,400 2.500%,  2/1/2051 3,419,454
5,417,300 2.500%,  2/1/2051 4,572,741
6,438,637 2.000%,  3/1/2051 5,234,483
4,951,104 4.000%,  3/1/2051 4,732,057
9,470,900 3.000%,  3/1/2052 8,398,762
7,796,851 2.000%,  4/1/2051 6,337,070
3,496,658 5.500%,  4/1/2054 3,578,326
1,557,071 2.000%,  5/1/2051 1,267,099
3,291,769 3.000%,  5/1/2051 2,960,704
3,460,625 3.000%,  6/1/2050 3,124,346
1,464,305 4.000%,  6/1/2052 1,387,570
2,756,403 5.000%,  6/1/2053 2,749,986
7,603,944 2.500%,  7/1/2051 6,538,169
3,176,671 3.500%,  7/1/2051 2,944,861
1,460,325 2.500%,  8/1/2050 1,255,529
6,406,547 3.500%,  8/1/2050 5,960,138
3,461,773 4.500%,  8/1/2052 3,355,992
534,752 5.000%,  8/1/2053 533,343
1,823,003 3.500%,  9/1/2052 1,685,314
4,478,420 3.500%,  9/1/2052 4,151,254
424,083 5.000%,  9/1/2052 421,996
1,054,081 4.500%,  9/1/2053 1,026,192
6,266,134 4.000%,  10/1/2052 5,966,846
1,552,298 2.000%,  11/1/2051 1,269,745
2,350,840 3.500%,  11/1/2052 2,183,602
6,315,552 2.000%,  12/1/2050 5,168,462

Conservative Allocation Fund
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.6% Value
Mortgage-Backed Securities  20.9% -
continued
$ 14,228,663 4.500%,  12/1/2052 $ 13,847,449
1,500,000 4.000%,  4/1/2049
g
1,415,286
1,250,000 4.500%,  4/1/2049
g
1,206,257
19,450,000 5.000%,  4/1/2049
g
19,180,163
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
8,952,018 2.500%,  3/1/2062 7,361,084
2,710,401 3.500%,  7/1/2061 2,442,039
3,272,008 4.000%,  12/1/2061 3,049,264
Total 188,449,298
Technology  0.9%
Akamai Technologies, Inc.,
Convertible
190,000 0.375%,  9/1/2027 220,115
119,000 1.125%,  2/15/2029 135,993
276,000 0.250%,  5/15/2033
a
382,260
Applied Digital Corporation,
Convertible
128,000 2.750%,  6/1/2030 339,456
Avnet, Inc., Convertible
113,000 1.750%,  9/1/2030
a
122,492
Block, Inc., Convertible
70,000 0.250%,  11/1/2027 65,415
CoreWeave, Inc., Convertible
340,000 1.750%,  12/1/2031
a
340,374
CSG Systems International, Inc.,
Convertible
347,000 3.875%,  9/15/2028 422,125
Euronet Worldwide, Inc.,
Convertible
146,000 0.625%,  10/1/2030
a
127,020
Global Payments, Inc., Convertible
344,000 1.500%,  3/1/2031 303,082
InterDigital, Inc., Convertible
69,000 3.500%,  6/1/2027 269,272
Microchip Technology, Inc.,
Convertible
177,000 Zero Coupon,  2/15/2030
a
172,663
205,000 0.750%,  6/1/2030 202,581
MKS, Inc., Convertible
432,000 1.250%,  6/1/2030 713,664
ON Semiconductor Corporation,
Convertible
234,000 Zero Coupon,  5/1/2027 301,743
473,000 0.500%,  3/1/2029 462,358
Progress Software Corporation,
Convertible
369,000 3.500%,  3/1/2030 327,820
Semtech Corporation, Convertible
92,000 1.625%,  11/1/2027 193,844
288,000 Zero Coupon,  10/15/2030
a,d
321,408
Synaptics, Inc., Convertible
362,000 0.750%,  12/1/2031 373,946
Ultra Clean Holdings, Inc.,
Convertible
336,000 Zero Coupon,  3/15/2031
a
355,488
Viavi Solutions, Inc., Convertible
166,000 0.625%,  3/1/2031
a
413,340
Vishay Intertechnology, Inc.,
Convertible
606,000 2.250%,  9/15/2030 581,457
Principal
Amount Long-Term Fixed Income  48.6% Value
Technology  0.9% - continued
Western Digital Corporation,
Convertible
$ 101,000 3.000%,  11/15/2028 $ 722,978
Ziff Davis, Inc., Convertible
33,000 1.750%,  11/1/2026
d
32,340
118,000 3.625%,  3/1/2028
a
115,640
Total 8,018,874
U.S. Government & Agencies  7.0%
U.S. Treasury Bonds
1,600,000 3.625%,  5/15/2053 1,282,938
1,200,000 4.750%,  11/15/2053 1,166,766
7,000,000 4.625%,  2/15/2035 7,182,109
U.S. Treasury Notes
1,800,000 3.625%,  8/31/2027 1,794,656
26,000,000 3.500%,  1/31/2028 25,851,719
11,400,000 4.125%,  7/31/2028 11,478,375
3,500,000 4.000%,  2/28/2030 3,513,262
3,800,000 3.625%,  9/30/2030 3,752,648
7,300,000 4.000%,  11/15/2035 7,120,922
Total 63,143,395
Utilities  1.0%
AES Corporation
165,000 7.600%,  1/15/2055
b
163,666
Algonquin Power & Utilities
Corporation
225,000 4.750%,  1/18/2082
b
218,831
Alliant Energy Corporation,
Convertible
93,000 3.250%,  5/30/2028
a
98,531
American Electric Power
Company, Inc.
158,000 6.050%,  3/15/2056
b
156,590
158,000 6.950%,  12/15/2054
b
167,457
American Water Capital
Corporation, Convertible
71,000 3.625%,  6/15/2026 70,844
CenterPoint Energy, Inc.
124,000 7.000%,  2/15/2055
b
127,612
83,000 6.700%,  5/15/2055
b
83,929
CenterPoint Energy, Inc.,
Convertible
166,000 4.250%,  8/15/2026 196,627
165,000 3.000%,  8/1/2028
a
174,264
104,000 2.875%,  5/15/2029
a
104,114
CMS Energy Corporation,
Convertible
170,000 3.375%,  5/1/2028 192,100
125,000 3.125%,  5/1/2031
a
128,250
Dominion Energy, Inc.
158,000 6.875%,  2/1/2055
b
162,609
158,000 7.000%,  6/1/2054
b
167,115
Duke Energy Corporation
240,000 3.250%,  1/15/2082
b
230,528
157,000 6.450%,  9/1/2054
b,d
162,125
Duke Energy Corporation,
Convertible
241,000 3.000%,  3/15/2029
a
242,326
Edison International
220,000 5.000%,  12/15/2026
b,h
217,987
Entergy Corporation
71,000 5.875%,  6/15/2056
b
70,054
145,000 6.100%,  6/15/2056
b
143,105

Conservative Allocation Fund
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.6% Value
Utilities  1.0% - continued
Evergy, Inc., Convertible
$ 209,000 4.500%,  12/15/2027 $ 281,941
Exelon Corporation, Convertible
165,000 3.250%,  3/15/2029
a
170,540
FirstEnergy Corporation,
Convertible
234,000 3.625%,  1/15/2029
a,d
265,122
211,000 3.875%,  1/15/2031
a
243,283
NextEra Energy Capital Holdings,
Inc.
150,000 3.800%,  3/15/2082
b
144,776
331,000 6.750%,  6/15/2054
b
342,431
NextEra Energy Capital Holdings,
Inc., Convertible
102,000 3.000%,  3/1/2027 141,525
NiSource, Inc.
81,000 6.375%,  3/31/2055
b
82,770
145,000 5.750%,  7/15/2056
b,d
142,794
160,000 6.950%,  11/30/2054
b
164,528
NRG Energy, Inc.
189,000 10.250%,  3/15/2028
a,b,h
203,878
PacifiCorp
155,000 7.125%,  8/15/2056
b,d
146,425
PG&E Corporation, Convertible
741,000 4.250%,  12/1/2027 767,288
Pinnacle West Capital Corporation,
Convertible
110,000 4.750%,  6/15/2027 125,950
PPL Capital Funding, Inc.,
Convertible
203,000 2.875%,  3/15/2028 237,815
160,000 3.000%,  12/1/2030
a
167,040
Puget Energy, Inc.
158,000 7.000%,  9/15/2056
a,b
156,796
Sempra
162,000 6.550%,  4/1/2055
b
161,276
162,000 6.625%,  4/1/2055
b
161,995
121,000 6.400%,  10/1/2054
b
120,622
162,000 6.875%,  10/1/2054
b,d
163,744
Southern Company
210,000 3.750%,  9/15/2051
b
207,910
Southern Company, Convertible
145,000 4.500%,  6/15/2027 161,065
282,000 3.250%,  6/15/2028
a
286,906
WEC Energy Group, Inc.
145,000 5.625%,  5/15/2056
b
142,075
WEC Energy Group, Inc.,
Convertible
165,000 4.375%,  6/1/2027 198,825
113,000 3.375%,  6/1/2028
a
117,238
164,000 4.375%,  6/1/2029
d
202,868
Xcel Energy, Inc.
160,000 5.750%,  12/3/2056
b
156,188
Total 9,144,278
Total Long-Term Fixed Income
(cost $443,573,257) 437,417,884
Shares
Registered Investment
Companies   29.1% Value
U.S. Affiliated   28.3%
6,863,068 Thrivent Core Emerging Markets
Debt Fund 59,228,276
Shares
Registered Investment
Companies  29.1% Value
U.S. Affiliated   28.3%  - continued
3,973,822 Thrivent Core High Yield Bond
Fund $ 78,033,143
1,109,681 Thrivent Core International Equity
Fund 13,993,079
5,260,714 Thrivent Core Investment Grade
Corporate Bond Fund 103,125,245
Total 254,379,743
U.S. Unaffiliated   0.8%
14,380 abrdn Asia-Pacific Income Fund,
Inc. 207,359
48,060 abrdn Income Credit Strategies
Fund 245,106
13,509 abrdn Total Dynamic Dividend
Fund 124,418
27,883 AllianceBernstein Global High
Income Fund, Inc. 283,570
39,038 Allspring Income Opportunities
Fund 252,966
10,604 BlackRock Capital Allocation Term
Trust
d
149,834
8,155 BlackRock Core Bond Trust
d
74,700
35,125 BlackRock Corporate High Yield
Fund, Inc. 299,265
28,301 BlackRock Credit Allocation
Income Trust 285,840
5,762 BlackRock Debt Strategies Fund,
Inc. 55,257
4,227 BlackRock Enhanced Equity
Dividend Trust 36,437
21,332 BlackRock Enhanced Global
Dividend Trust 233,799
11,668 BlackRock Enhanced International
Dividend Trust 63,124
12,860 BlackRock Income Trust, Inc. 135,930
24,461 BlackRock Multi-Sector Income
Trust 306,252
18,780 Blackstone Strategic Credit 2027
Term Fund 209,397
21,815 Cornerstone Strategic Investment
Fund, Inc.
d
158,813
26,988 Eaton Vance Limited Duration
Income Fund 255,037
12,368 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 107,107
1,008 iShares Biotechnology ETF 170,201
18,000 iShares Preferred and Income
Securities ETF 545,760
54,726 Nuveen Credit Strategies Income
Fund 266,516
19,794 Nuveen Preferred Income
Opportunities Fund 149,247
21,682 PGIM Global High Yield Fund, Inc. 252,595
16,825 PGIM High Yield Bond Fund, Inc. 221,417
12,370 Pimco Dynamic Income Fund 211,651
16,611 PIMCO High Income Fund 76,909
18,421 PIMCO Income Strategy Fund II 126,921
3,074 Tri-Continental Corporation 97,108
8,602 Vanguard Short-Term Corporate
Bond ETF 681,880
5,408 Virtus Convertible & Income Fund 80,471
17,412 Virtus Dividend, Interest &
Premium Strategy Fund 219,565
4,754 Virtus Equity & Convertible Income
Fund 111,053

Conservative Allocation Fund
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies  29.1% Value
U.S. Unaffiliated   0.8%  - continued
41,817 Voya Global Equity Dividend &
Premium Opportunity Fund $ 238,357
9,220 Western Asset Diversified Income
Fund
d
123,917
67,749 Western Asset High Income
Opportunity Fund, Inc. 245,929
Total 7,303,708
Total Registered Investment
Companies (cost $262,404,182) 261,683,451
Shares Common Stock 17.4% Value
Communications Services  1.5%
8,744 Alphabet, Inc., Class A 2,514,425
11,354 Alphabet, Inc., Class C 3,257,008
21,173 AT&T, Inc. 613,805
16,764 Comcast Corporation 481,294
2,775 Liberty Global, Ltd., Class A
j
33,550
5,304 Meta Platforms, Inc. 3,034,578
13,094 Netflix, Inc.
j
1,258,988
147 New York Times Company 12,308
2,551 News Corporation, Class A 63,596
1,035 Reddit, Inc.
j
139,363
610 T-Mobile US, Inc. 128,118
17,171 Universal Music Group NV 333,305
2,728 Walt Disney Company 262,925
20,556 Warner Brothers Discovery, Inc.
j
564,468
21,922 Warner Music Group Corporation 559,888
Total 13,257,619
Consumer Discretionary  1.5%
20,353 ADT, Inc. 133,719
1,582 Advance Auto Parts, Inc. 83,451
21,992 Amazon.com, Inc.
j
4,580,274
5,051 Aptiv plc
j
350,741
34 AutoZone, Inc.
j
114,845
97 Booking Holdings, Inc. 408,401
559 Boot Barn Holdings, Inc.
j
81,815
1,489 Build-A-Bear Workshop, Inc. 55,763
28 Carnival Corporation 725
705 Churchill Downs, Inc. 63,330
3,280 D.R. Horton, Inc. 450,082
592 Frontdoor, Inc.
j
31,293
1,092 Garmin, Ltd. 253,355
2,854 General Motors Company 212,623
829 Hilton Worldwide Holdings, Inc. 252,082
1,184 Home Depot, Inc. 389,406
1,174 Laureate Education, Inc.
j
40,902
3,349 Life Time Group Holdings, Inc.
j
90,222
3,970 Lowe's Companies, Inc. 938,032
134 Murphy USA, Inc. 66,192
23 NVR, Inc.
j
151,566
3,412 O'Reilly Automotive, Inc.
j
314,962
178 Ralph Lauren Corporation 61,230
2,264 Ross Stores, Inc. 490,450
2,588 SharkNinja, Inc.
j
274,069
21,426 Sony Group Corporation ADR
d
443,518
1,051 Tapestry, Inc. 148,307
4,502 Tesla, Inc.
j
1,673,619
532 Texas Roadhouse, Inc. 87,855
963 TJX Companies, Inc. 153,791
333 Ulta Beauty, Inc.
j
174,062
2,043 Universal Technical Institute, Inc.
j
73,752
1,936 Viking Holdings, Ltd.
j
142,257
Shares Common Stock  17.4% Value
Consumer Discretionary  1.5% - continued
563 Williams-Sonoma, Inc. $ 102,652
295 Wingstop, Inc. 45,716
7,662 Wyndham Hotels & Resorts, Inc. 622,384
2,115 Wynn Resorts, Ltd. 214,778
Total 13,772,221
Consumer Staples  0.6%
212 Casey's General Stores, Inc. 154,306
590 Coca-Cola Company 44,869
825 Colgate-Palmolive Company 70,315
616 Costco Wholesale Corporation 613,801
1,463 John B. Sanfilippo & Son, Inc. 116,060
25,903 Keurig Dr Pepper, Inc. 682,026
338 Marzetti Company 46,755
1,022 Monster Beverage Corporation
j
74,054
3,273 PepsiCo, Inc. 508,264
1,148 Philip Morris International, Inc. 189,810
2,381 Procter & Gamble Company 343,912
10,432 Sysco Corporation 744,115
1,357 Turning Point Brands, Inc. 117,774
15,794 Unilever plc ADR 899,784
5,122 Walmart, Inc. 636,562
607 WD-40 Company 123,792
Total 5,366,199
Energy  1.1%
6,533 Antero Midstream Corporation 148,952
450 Cheniere Energy, Inc. 127,692
1,915 Chevron Corporation 396,214
11,010 ConocoPhillips 1,453,320
18,312 Devon Energy Corporation 921,460
1,926 DHT Holdings, Inc. 35,188
27,350 Enterprise Products Partners, LP 1,034,924
726 EOG Resources, Inc. 104,958
2,164 Expand Energy Corporation 237,564
16,546 Exxon Mobil Corporation 2,807,194
21,969 Halliburton Company 856,571
6,030 Kinder Morgan, Inc. 202,186
2,571 Marathon Petroleum Corporation 627,787
1,736 Matador Resources Company 109,681
6,869 Patterson-UTI Energy, Inc. 74,391
1,094 TechnipFMC plc 75,628
12,249 Transocean, Ltd.
j
81,211
3,131 Williams Companies, Inc. 227,874
Total 9,522,795
Financials  2.7%
305 Affiliated Managers Group, Inc. 84,393
2,150 Allstate Corporation 445,781
5,681 Ally Financial, Inc. 222,866
952 Amalgamated Financial
Corporation 37,004
1,046 American Express Company 316,394
7,177 American International Group, Inc. 540,069
716 Ameriprise Financial, Inc. 318,190
227 Aon plc 73,271
2,674 Arch Capital Group, Ltd.
j
256,677
2,244 Associated Banc-Corp 58,030
417 Assured Guaranty, Ltd. 33,977
2,212 Atlantic Union Bankshares
Corporation 79,057
3,339 Banc of California, Inc. 58,700
36,517 Bank of America Corporation 1,780,204
7,239 Bank of New York Mellon
Corporation 858,763

Conservative Allocation Fund
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  17.4% Value
Financials  2.7% - continued
2,266 Berkshire Hathaway, Inc.
j
$ 1,085,867
362 BlackRock, Inc. 348,139
3,945 Bridgewater Bancshares, Inc.
j
69,826
833 Byline Bancorp, Inc. 26,298
6,219 Capital One Financial Corporation 1,134,532
203 Central Pacific Financial
Corporation 6,488
14,838 Charles Schwab Corporation 1,394,475
2,200 Chubb, Ltd. 717,046
1,104 Citigroup, Inc. 125,205
694 Community Trust Bancorp, Inc. 42,140
374 ConnectOne Bancorp, Inc. 10,012
850 Customers Bancorp, Inc.
j
58,998
2,234 Donnelley Financial Solutions, Inc.
j
105,311
18 Encore Capital Group, Inc.
j
1,262
787 Enterprise Financial Services
Corporation 42,585
672 Federal Agricultural Mortgage
Corporation 99,691
4,446 Fifth Third Bancorp 206,561
451 Financial Institutions, Inc. 14,301
2,890 First Bancorp/Puerto Rico 61,730
82 First Financial Corporation 5,182
146 First Mid-Illinois Bancshares, Inc. 6,014
5,534 Genworth Financial, Inc.
j
44,936
623 Great Southern Bancorp, Inc. 39,330
714 Hanmi Financial Corporation 18,821
311 Hartford Insurance Group, Inc. 42,056
609 Hometrust Bancshares, Inc. 25,974
530 Houlihan Lokey, Inc. 76,119
180 Independent Bank Corporation/MI 5,994
7,178 Intercontinental Exchange, Inc. 1,128,956
7,932 JPMorgan Chase & Company 2,333,277
1,179 M&T Bank Corporation 243,723
3,655 Marsh & McLennan Companies,
Inc. 633,960
1,319 Mastercard, Inc. 659,052
7,401 MetLife, Inc. 523,399
3,391 MGIC Investment Corporation 89,014
565 Moody's Corporation 246,481
11,180 Morgan Stanley 1,839,893
269 Morningstar, Inc. 45,474
4,096 Nasdaq, Inc. 347,709
247 NBT Bancorp, Inc. 10,517
349 NMI Holdings, Inc.
j
13,091
1,547 Northern Trust Corporation 215,915
778 Northwest Bancshares, Inc. 9,873
484 OFG Bancorp 19,583
3,711 Old National Bancorp 82,013
6,789 Old Republic International
Corporation 270,881
1,793 Old Second Bancorp, Inc. 36,147
613 Orrstown Financial Services, Inc. 22,117
170 Pinnacle Financial Partners, Inc. 14,644
65 PNC Financial Services Group,
Inc. 13,526
486 Popular, Inc. 65,207
839 Progressive Corporation 166,323
493 Reinsurance Group of America,
Inc. 100,651
3,694 Robinhood Markets, Inc.
j
255,994
59 S&P Global, Inc. 25,095
3,415 SEI Investments Company 267,975
1,080 SouthState Bank Corporation 99,922
555 Stifel Financial Corporation 41,026
237 Tradeweb Markets, Inc. 27,885
Shares Common Stock  17.4% Value
Financials  2.7% - continued
2,036 Triumph Financial, Inc.
j
$ 121,468
377 U.S. Bancorp 19,608
5,763 Valley National Bancorp 70,770
2,552 Visa, Inc. 771,316
24,215 Wells Fargo & Company 1,927,756
1,216 WesBanco, Inc. 41,940
765 Wintrust Financial Corporation 106,289
1,168 Zions Bancorp NA 67,300
Total 23,954,039
Health Care  1.9%
261 AbbVie, Inc. 56,765
3,259 Agilent Technologies, Inc. 371,461
769 Amgen, Inc. 270,573
1,006 BioMarin Pharmaceutical, Inc.
j
56,829
6,057 Boston Scientific Corporation
j
380,077
1,592 BrightSpring Health Services, Inc.
j
67,835
5,885 Bristol-Myers Squibb Company 356,925
1,340 Cencora, Inc. 420,948
5,430 Centene Corporation
j
177,778
3,488 Cigna Group 930,424
4,791 Concentra Group Holdings Parent,
Inc. 102,767
2,973 Danaher Corporation 563,681
3,161 Dexcom, Inc.
j
198,511
101 Edwards Lifesciences Corporation
j
8,088
133 Elevance Health, Inc. 38,936
1,614 Eli Lilly & Company 1,484,509
1,002 Encompass Health Corporation 96,923
3,454 Exelixis, Inc.
j
148,142
6,115 Gilead Sciences, Inc. 852,248
3,194 ICON plc
j
353,448
667 ICU Medical, Inc.
j
86,143
220 IDEXX Laboratories, Inc.
j
123,616
1,400 Illumina, Inc.
j
172,564
334 Insulet Corporation
j
70,087
1,622 Intuitive Surgical, Inc.
j
747,726
6,872 Johnson & Johnson 1,679,792
3,853 Labcorp Holdings, Inc. 1,028,019
691 LivaNova plc
j
43,920
644 Medpace Holdings, Inc.
j
309,242
7,026 Medtronic plc 608,803
13,091 Merck & Company, Inc. 1,574,716
167 Mettler-Toledo International, Inc.
j
210,620
333 Neurocrine Biosciences, Inc.
j
43,869
296 Penumbra, Inc.
j
97,197
1,438 Pfizer, Inc. 40,379
578 Repligen Corporation
j
68,100
1,449 Royalty Pharma plc 69,508
1,268 STERIS plc 280,393
959 Stryker Corporation 315,118
811 Tenet Healthcare Corporation
j
153,044
2,083 Twist Bioscience Corporation
j
98,984
336 UFP Technologies, Inc.
j
65,050
208 United Therapeutics Corporation
j
123,340
1,926 UnitedHealth Group, Inc. 521,156
855 Veeva Systems, Inc.
j
150,189
774 Vertex Pharmaceuticals, Inc.
j
345,622
2,020 Waystar Holding Corporation
j
48,702
94 West Pharmaceutical Services,
Inc. 23,560
7,790 Zimmer Biomet Holdings, Inc. 704,372
1,406 Zoetis, Inc. 166,203
Total 16,906,902

Conservative Allocation Fund
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  17.4% Value
Industrials  2.2%
676 3M Company $ 98,175
219 Acuity, Inc. 61,368
931 Allegion plc 135,265
12,495 Amentum Holdings, Inc.
j
325,870
2,596 AMETEK, Inc. 556,479
334 Applied Industrial Technologies,
Inc. 88,617
67 Armstrong World Industries, Inc. 11,042
2,342 Automatic Data Processing, Inc. 475,848
1,799 Badger Infrastructure Solutions,
Ltd. 80,231
3,114 Barrett Business Services, Inc. 90,866
561 BWX Technologies, Inc. 114,719
944 C.H. Robinson Worldwide, Inc. 156,770
1,879 Caterpillar, Inc. 1,331,196
335 CECO Environmental Corporation
j
19,959
796 Cintas Corporation 134,635
220 Clean Harbors, Inc.
j
63,081
60,339 CNH Industrial NV 663,729
1,853 Copart, Inc.
j
61,520
259 CRA International, Inc. 41,927
269 CSW Industrials, Inc. 70,096
23,731 CSX Corporation 974,158
165 Curtiss-Wright Corporation 112,385
15,924 Delta Air Lines, Inc. 1,058,627
727 Eaton Corporation plc 260,026
466 EMCOR Group, Inc. 344,052
1,481 Enerpac Tool Group Corporation 54,012
12,816 Fastenal Company 594,662
480 Ferguson Enterprises, Inc. 111,965
10,807 Flowserve Corporation 794,423
1,123 Fluor Corporation
j
52,388
677 GE Vernova, Inc. 590,953
2,204 General Dynamics Corporation 756,457
3,214 General Electric Company 912,037
872 Graco, Inc. 73,815
266 HEICO Corporation 56,150
1,637 Helios Technologies, Inc. 105,930
8,582 Hexcel Corporation 694,541
4,561 Honeywell International, Inc. 1,030,923
1,114 Howmet Aerospace, Inc. 256,732
1,199 ICF International, Inc. 78,283
656 IDEX Corporation 124,345
224 IES Holdings, Inc.
j
106,729
3,622 Jacobs Solutions, Inc. 461,008
2,660 JB Hunt Transport Services, Inc. 563,654
1,379 Korn Ferry 86,808
2,629 L3Harris Technologies, Inc. 907,399
927 Limbach Holdings, Inc.
j
72,352
773 Lincoln Electric Holdings, Inc. 192,539
346 Modine Manufacturing Company
j
74,982
353 Moog, Inc. 103,302
912 Old Dominion Freight Line, Inc. 178,205
841 Oshkosh Corporation 123,804
636 Otis Worldwide Corporation 49,023
785 Parker-Hannifin Corporation 702,763
352 Quanta Services, Inc. 193,255
80 RBC Bearings, Inc.
j
43,450
556 Republic Services, Inc. 121,775
693 Rockwell Automation, Inc. 248,704
3,247 RTX Corporation 626,346
2,000 Timken Company 201,140
141 Trane Technologies plc 58,760
5,029 Uber Technologies, Inc.
j
361,736
1,963 UL Solutions, Inc. 168,249
Shares Common Stock  17.4% Value
Industrials  2.2% - continued
182 United Rentals, Inc. $ 132,598
1,429 Veralto Corporation 126,352
1,420 Verisk Analytics, Inc. 269,445
406 Waste Management, Inc. 93,295
274 WESCO International, Inc. 74,972
Total 19,960,902
Information Technology  4.2%
636 Adobe, Inc.
j
154,599
1,296 Advanced Micro Devices, Inc.
j
263,645
5,281 Amphenol Corporation 667,254
969 Analog Devices, Inc. 308,278
18,287 Apple, Inc. 4,641,058
709 Applied Materials, Inc. 242,329
4,914 Arista Networks, Inc.
j
603,341
2,007 Autodesk, Inc.
j
480,476
6,456 Broadcom, Inc. 1,998,197
533 Cadence Design Systems, Inc.
j
148,105
16,834 Cisco Systems, Inc. 1,306,150
85 Cohu, Inc.
j
2,603
1,582 Crane NXT Company 64,213
1,440 Datadog, Inc.
j
169,992
423 Fabrinet
j
220,603
498 Flex, Ltd.
j
32,599
6,264 Fortinet, Inc.
j
511,894
316 GoDaddy, Inc.
j
26,124
2,956 GPGI, Inc. 50,548
2,551 International Business Machines
Corporation 618,337
432 Intuit, Inc. 186,788
5,092 JFrog, Ltd.
j
238,968
1,123 Keysight Technologies, Inc.
j
317,101
4,942 Lam Research Corporation 1,055,908
427 Littelfuse, Inc. 144,902
1,739 Micron Technology, Inc. 587,504
15,259 Microsoft Corporation 5,648,424
169 Monolithic Power Systems, Inc. 184,776
696 Motorola Solutions, Inc. 302,043
446 Napco Security Technologies, Inc. 17,568
531 NetApp, Inc. 54,369
31,883 Nokia Oyj ADR 256,339
34,790 NVIDIA Corporation 6,067,376
343 NXP Semiconductors NV 67,523
1,468 Onto Innovation, Inc.
j
301,043
3,970 Oracle Corporation 584,027
6,252 Palantir Technologies, Inc.
j
914,543
2,690 Pegasystems, Inc. 114,486
478 Plexus Corporation
j
96,814
188 PTC, Inc.
j
26,788
8,615 Qualcomm, Inc. 1,109,440
662 Salesforce, Inc. 123,575
14,481 Samsung Electronics Company,
Ltd. 1,693,718
4,326 ServiceNow, Inc.
j
452,283
2,279 Shopify, Inc.
j
270,335
543 Silicon Laboratories, Inc.
j
113,025
4,056 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 1,370,725
6,069 TD SYNNEX Corporation 1,023,901
1,385 TE Connectivity plc 289,493
650 Teradyne, Inc. 192,699
2,881 Texas Instruments, Inc. 559,317
2,352 Trimble, Inc.
j
153,421
1,502 TTM Technologies, Inc.
j
146,325

Conservative Allocation Fund
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  17.4% Value
Information Technology  4.2% - continued
572 VeriSign, Inc. $ 142,062
2,461 Vontier Corporation 87,292
464 Western Digital Corporation 125,507
644 Zebra Technologies Corporation
j
134,647
Total 37,665,400
Materials  0.6%
681 Albemarle Corporation 122,260
2,965 Amcor plc 117,859
1,736 Ashland, Inc. 96,539
7,527 CF Industries Holdings, Inc. 977,306
5,510 Crown Holdings, Inc. 552,377
1,250 DuPont de Nemours, Inc. 57,250
3,274 Eastman Chemical Company 249,872
1,562 Ecolab, Inc. 415,523
3,054 Element Solutions, Inc. 104,264
2,368 Freeport-McMoRan, Inc. 139,191
1,499 Greif, Inc. 100,538
7,565 International Paper Company 270,070
8,053 Ivanhoe Mines, Ltd.
j
68,831
799 Linde plc 396,112
834 Louisiana-Pacific Corporation 60,674
2,125 Newmont Corporation 230,031
5,121 Nucor Corporation 865,961
6,327 Solstice Advanced Materials, Inc. 481,864
1,886 Steel Dynamics, Inc. 339,480
Total 5,646,002
Real Estate  0.4%
1,069 Agree Realty Corporation 80,581
1,165 AvalonBay Communities, Inc. 190,303
4,172 CBRE Group, Inc.
j
565,139
10,342 Crown Castle, Inc. 840,908
988 EPR Properties 49,361
1,409 Equity Lifestyle Properties, Inc. 87,950
10,609 Essential Properties Realty Trust,
Inc. 322,089
1,030 Extra Space Storage, Inc. 135,064
4,477 First Industrial Realty Trust, Inc. 258,994
30,335 Healthcare Realty Trust, Inc. 515,392
6,534 Host Hotels & Resorts, Inc. 125,191
848 Innovative Industrial Properties,
Inc. 42,536
619 Kite Realty Group Trust 15,196
5,872 Millrose Properties, Inc. 164,416
674 Outfront Media, Inc. 17,861
4,391 Sabra Health Care REIT, Inc. 84,439
693 SBA Communications Corporation 119,272
2,923 Sila Realty Trust, Inc. 69,217
8,393 Tanger, Inc. 285,194
1,818 Terreno Realty Corporation 111,662
Total 4,080,765
Utilities  0.7%
2,201 Alliant Energy Corporation 157,944
3,779 CenterPoint Energy, Inc. 163,101
27 Clearway Energy, Inc., Class C 1,061
3,524 Constellation Energy Corporation 984,077
8,042 Duke Energy Corporation 1,053,019
7,100 Edison International 519,578
10,908 Entergy Corporation 1,225,623
6,114 Evergy, Inc. 500,859
449 Eversource Energy 31,107
3,439 NiSource, Inc. 160,464
200 Northwestern Energy Group, Inc. 13,188
Shares Common Stock  17.4% Value
Utilities  0.7% - continued
7,652 PG&E Corporation $ 134,446
470 Pinnacle West Capital Corporation 47,352
7,213 Portland General Electric
Company 380,630
1,170 Spire, Inc. 105,932
11,705 UGI Corporation 426,296
4,016 Vistra Energy Corporation 603,725
Total 6,508,402
Total Common Stock
(cost $113,134,136) 156,641,246
Shares Preferred Stock 1.4% Value
Basic Materials  0.1%
7,628 Albemarle Corporation,
Convertible, 7.250% 548,072
Total 548,072
Capital Goods  0.1%
15,530 Boeing Company, Convertible,
6.000% 1,007,586
Total 1,007,586
Communications Services  –%
24,275 AT&T, Inc., 4.750%
h
446,660
4,250 Telephone and Data Systems, Inc.,
6.000%
h
75,140
Total 521,800
Financials  0.9%
5,100 AEGON Funding Company, LLC,
5.100% 96,645
7,000 Allstate Corporation, 5.100%
d,h
138,390
4,686 Apollo Global Management, Inc.,
Convertible, 6.750% 273,944
4,708 Ares Management Corporation,
Convertible, 6.750% 170,335
7,800 Athene Holding, Ltd., 5.625%
d,h
147,264
15,275 Bank of America Corporation,
4.250%
h
259,675
16,050 Bank of America Corporation,
4.375%
h
281,838
8,025 Bank of America Corporation,
4.750%
h
152,716
11,550 Bank of America Corporation,
5.000%
d,h
232,963
540 Bank of America Corporation,
Convertible, 7.250%
h
643,442
3,900 Capital One Financial Corporation,
4.800%
h
69,537
8,225 Capital One Financial Corporation,
5.000%
h
153,396
3,900 Charles Schwab Corporation,
4.450%
d,h
68,952
6,100 Citigroup, Inc., 6.250%
h,j
150,365
2,750 Citizens Financial Group, Inc.,
7.375%
h
69,767
6,425 Corebridge Financial, Inc.,
6.375%
d
146,297
7,800 Fifth Third Bancorp, 4.950%
d,h
147,498
7,800 Huntington Bancshares, Inc./OH,
4.500%
h
132,912
16,000 JPMorgan Chase & Company,
4.200%
d,h
280,000

Conservative Allocation Fund
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock  1.4% Value
Financials  0.9% - continued
12,050 JPMorgan Chase & Company,
4.625%
h
$ 230,396
10,750 JPMorgan Chase & Company,
4.750%
h
209,518
3,900 KeyCorp, 5.650%
h
81,120
9,950 KeyCorp, 6.200%
b,h
236,114
8,510 KKR & Company, Inc.,
Convertible, 6.250% 342,272
3,900 MetLife, Inc., 4.750%
d,h
71,604
7,050 Morgan Stanley, 4.250%
h
121,049
10,400 Morgan Stanley, 5.850%
h
243,048
13,084 Morgan Stanley, 7.125%
d,h
329,324
3,500 Pinnacle Financial Partners, Inc.,
8.397%
b,h
89,495
13,025 Public Storage, 4.125%
h
203,841
5,025 Public Storage, 4.625%
d,h
88,038
1,275 Public Storage, 4.700%
h
22,772
7,800 Regions Financial Corporation,
4.450%
h
127,140
3,900 Regions Financial Corporation,
5.700%
b,h
91,650
7,800 Truist Financial Corporation,
4.750%
h
141,414
10,000 U.S. Bancorp, 4.000%
d,h
156,000
6,500 Wells Fargo & Company, 4.250%
h
112,125
12,850 Wells Fargo & Company, 4.375%
d,h
224,233
7,800 Wells Fargo & Company, 4.700%
d,h
147,264
11,800 Wells Fargo & Company, 4.750%
h
224,200
743 Wells Fargo & Company,
Convertible, 7.500%
h
858,165
Total 7,966,718
Technology  0.1%
5,062 Hewlett Packard Enterprise
Company, Convertible, 7.625% 326,550
5,566 Microchip Technology, Inc.,
Convertible, 7.500% 317,095
8,421 Oracle Corporation, Convertible,
6.500%
j
379,029
Total 1,022,674
Utilities  0.2%
15,500 CMS Energy Corporation,
4.200%
d,h
259,625
2,984 Nextera Energy, Inc., Convertible,
7.234% 156,780
4,035 NextEra Energy, Inc., Convertible,
7.299% 225,879
4,452 NextEra Energy, Inc., Convertible,
7.375%
j
223,624
1,459 PPL Corporation, Convertible,
7.000%
j
74,832
13,600 Southern Company, 4.950%
d
262,480
6,280 Southern Company, Convertible,
7.125% 322,792
Total 1,526,012
Total Preferred Stock
(cost $13,895,812) 12,592,862
Shares
Collateral Held for Securities
Loaned 0.7% Value
6,511,895 Thrivent Cash Management Trust $ 6,511,895
Total Collateral Held for
Securities Loaned
(cost $6,511,895) 6,511,895
Shares or
Principal
Amount Short-Term Investments 6.4% Value
Federal Home Loan Bank Discount
Notes
500,000 3.606%, 4/24/2026
k,l
498,803
100,000 3.600%, 4/29/2026
k,l
99,711
400,000 3.635%, 5/1/2026
k,l
398,757
200,000 3.603%, 5/8/2026
k,l
199,238
700,000 3.600%, 5/29/2026
k,l
695,858
100,000 3.635%, 6/5/2026
k,l
99,339
300,000 3.625%, 6/17/2026
k,l
297,657
Federal National Mortgage
Association Discount Notes
200,000 3.595%, 6/1/2026
k,l
198,758
State Street Institutional U.S.
Government Money Market
Fund
27,425,430 3.602%
k
27,425,430
Thrivent Core Short-Term Reserve
Fund
2,672,928 3.930% 26,729,286
U.S. Treasury Bills
300,000 3.631%, 5/19/2026
k,m
298,548
100,000 3.620%, 5/28/2026
k,m
99,424
500,000 3.589%, 6/2/2026
k,m
496,890
400,000 3.610%, 6/18/2026
k,m,n
396,883
Total Short-Term Investments
(cost $57,944,815) 57,934,582
Total Investments (cost
$897,464,097) 103.6% $932,781,920
Other Assets and Liabilities, Net
(3.6%) (32,669,282)
Total Net Assets 100.0% $900,112,639
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2026, the value of these investments was $120,584,034 or 13.4%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
March 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d All or a portion of the security is on loan.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2026.

Conservative Allocation Fund
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
n At March 31, 2026, $254,005 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Conservative Allocation Fund as of March 31, 2026
was $67,200 or 0.01% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of March 31, 2026.
Security
Acquisition
Date Cost
Credit Suisse Group AG  12/4/2013 $ 150,000
Credit Suisse Group AG  5/17/2021 144,113
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Conservative Allocation
Fund as of March 31, 2026:
Securities Lending Transactions
Common Stock $ 2,496,159
Long-Term Fixed Income 3,781,009
Total lending $6,277,168
Gross amount payable upon return of
collateral for securities loaned $6,511,895
Net amounts due to counterparty $234,727
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Conservative Allocation Fund
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 49,156,996 – 49,156,996 –
Basic Materials 497,063 – 497,063 –
Capital Goods 4,130,485 – 4,130,485 –
Collateralized Mortgage Obligations 84,654,455 – 84,654,455 –
Commercial Mortgage-Backed Securities 3,299,193 – 3,299,193 –
Communications Services 1,609,582 – 1,609,582 –
Consumer Cyclical 3,241,931 – 3,241,931 –
Consumer Non-Cyclical 4,019,890 – 4,019,890 –
Energy 3,457,556 – 3,457,556 –
Financials 14,594,888 – 14,594,888 –
Mortgage-Backed Securities 188,449,298 – 188,449,298 –
Technology 8,018,874 – 8,018,874 –
U.S. Government & Agencies 63,143,395 – 63,143,395 –
Utilities 9,144,278 – 9,144,278 –
Registered Investment Companies
U.S. Affiliated 181,158,388 181,158,388 – –
U.S. Unaffiliated 7,303,708 7,303,708 – –
Common Stock
Communications Services 13,257,619 12,924,314 333,305 –
Consumer Discretionary 13,772,221 13,772,221 – –
Consumer Staples 5,366,199 5,366,199 – –
Energy 9,522,795 9,522,795 – –
Financials 23,954,039 23,954,039 – –
Health Care 16,906,902 16,906,902 – –
Industrials 19,960,902 19,880,671 80,231 –
Information Technology 37,665,400 35,971,682 1,693,718 –
Materials 5,646,002 5,577,171 68,831 –
Real Estate 4,080,765 4,080,765 – –
Utilities 6,508,402 6,508,402 – –
Preferred Stock
Basic Materials 548,072 548,072 – –
Capital Goods 1,007,586 1,007,586 – –
Communications Services 521,800 521,800 – –
Financials 7,966,718 7,966,718 – –
Technology 1,022,674 1,022,674 – –
Utilities 1,526,012 1,526,012 – –
Short-Term Investments 31,205,296 27,425,430 3,779,866 –
Subtotal Investments in Securities $826,319,384 $382,945,549 $443,373,835 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 73,221,355
Affiliated Short-Term Investments 26,729,286
Collateral Held for Securities Loaned 6,511,895
Subtotal Other Investments $106,462,536
Total Investments at Value $932,781,920
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Conservative Allocation Fund
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Nasdaq
-
National association of securities dealers
automated quotations
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Conservative Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 412,535 264,135 148,400 –
Total Asset Derivatives $412,535 $264,135 $148,400 $–
Liability Derivatives
Futures Contracts 498,338 498,338 – –
Total Return Swaps 227,191 – 227,191 –
Credit Default Swaps 88,944 – 88,944 –
Total Liability Derivatives $814,473 $498,338 $316,135 $–
The following table presents Conservative Allocation Fund's futures contracts held as of March 31, 2026. Investments and/or cash totaling
$2,488,121 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 20 June 2026 $ 2,219,431 $ 1,506
CBOT 2-Yr. U.S. Treasury Note 30 June 2026 6,214,609 8,751
CME E-mini S&P 500 Index 48 June 2026 16,132,908 (363,108)
ICE mini MSCI EAFE Index 94 June 2026 13,617,547 17,623
ICE US mini MSCI Emerging Markets Index 101 June 2026 7,417,695 (71,964)
Total Futures Long Contracts $ 45,602,190 ( $ 407,192)
CBOT U.S. Long Bond (21) June 2026 ( $ 2,456,612) $ 65,237
CME E-mini Nasdaq 100 Index (10) June 2026 (4,954,018) 171,018
CME E-mini Russell 2000 Index (60) June 2026 (7,520,311) (16,289)
CME E-mini S&P Mid-Cap 400 Index (16) June 2026 (5,387,423) (46,977)
Eurex Euro STOXX 50 Index (158) June 2026 (10,349,843) 148,400
Total Futures Short Contracts ( $ 30,668,207) $321,389
Total Futures Contracts $ 14,933,983 ($85,803)

Conservative Allocation Fund
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
S&P
-
Standard & Poor's
The following table presents Conservative Allocation Fund's credit default swap contracts held as of March 31, 2026. Investments totaling
$695,535 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 46, 5 Year, at 5.00%, Quarterly Buy 6/20/2031 $ 11,735,000 $ – ( $ 88,944) ( $ 88,944)
Total Credit Default Swaps $– ($88,944) ($88,944)
1 As the buyer of protection, Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Conservative Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Conservative Allocation Fund's total return swap contracts held as of March 31, 2026. Investments totaling
$260,732 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P 100 Equal Weight
USD Total Return
Index Swap
SOFR 1 day
+58bps
Total Return Goldman
Sachs &
Co. LLC
5/1/2026 $ 5,000,021 ( $ 227,191) $ – ( $ 227,191)
Total Return Swaps ( $ 227,191) $ – ($227,191)
# Payment made on Termination Date

Conservative Allocation Fund
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Conservative Allocation
Fund, is as follows:
Fund
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $66,858 $853 $7,000 $59,228 6,863 6.6%
Core High Yield Bond — 78,419 – 78,033 3,974 8.7
Core International Equity 13,605 – – 13,993 1,110 1.6
Core Investment Grade Corporate Bond — 103,365 – 103,125 5,261 11.4
Total Affiliated Registered Investment
Companies 80,463 254,379 28.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.930% 22,916 20,190 16,370 26,729 2,673 3.0
Total Affiliated Short-Term Investments 22,916 26,729 3.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   9,559 31,392 34,439 6,512 6,512 0.7
Total Collateral Held for Securities Loaned 9,559 6,512 0.7
Total Value $112,938 $287,620
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2026
- 3/31/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(762) $(721) $– $854
Core High Yield Bond – (386) – 214
Core International Equity – 388 – –
Core Investment Grade Corporate Bond – (240) – 210
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.930% 3 (10) – 254
Total Income/Non Income Cash from Affiliated Investments $1,532
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 21
Total Affiliated Income from Securities Loaned, Net $21
Total $(759) $(969) $–

Notes to Schedule of Investments
as of March 31, 2026
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Fund records its investments at
fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Fund's investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided
by the pricing service.  Investments in open-ended mutual funds are valued at the net asset value at the close of each business day or fair valued pursuant to our valuation procedures if net asset value at the close of business day is not readily available.
The Board has chosen the Fund's investment Adviser as the
valuation designee, responsible for daily valuation of the Fund's securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Fund's
valuation policies in accordance with Valuation Policies and
Procedures.  The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Fund. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value using an appropriate methodology as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Fund's investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do
not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

Notes to Schedule of Investments
as of March 31, 2026
(unaudited)

Derivatives
— The Fund may invest in derivatives, a category
that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial
instruments whose value is derived from another security, an index or a currency. The Fund may use derivatives for hedging
(attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. The Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Fund because the exchange’s
clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Using derivatives to hedge can guard against potential risks, but it also adds to the
Fund's expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/
or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The
provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty
risk by only entering into agreements with counterparties that it believes has the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— The Fund may buy put and call options and write put
and covered call options. The Fund intends to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Fund may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.

Notes to Schedule of Investments
as of March 31, 2026
(unaudited)

In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the three months ended March 31, 2026, the Fund did
not engage in options.
Futures Contracts
— The Fund may use futures contracts to
manage the exposure to interest rate and market or currency
fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Fund may be earmarked to cover open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the three months ended March 31, 2026, Conservative
Allocation used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark;
used equity futures to manage exposure to the equities market;
and did not use foreign exchange futures to hedge the currency risk.
Swap Agreements
— The Fund may enter into swap transactions,
which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and
Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements
are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap
agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.
As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a
CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. The
Fund may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX
Indices"). CDX Indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any CDX Indices held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. If a default event as

Notes to Schedule of Investments
as of March 31, 2026
(unaudited)

specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the three months ended March 31, 2026, Conservative
Allocation used CDX Indices (comprised of CDSs) to help manage credit risk exposures within the Fund.
Total Return Swaps
— A total return swap is a swap agreement
between two parties to exchange the total return of a particular reference asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or fall short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may take a "long" or "short" position with respect to the underlying referenced asset.
During the three months ended March 31, 2026, Conservative
Allocation used total return swaps to manage exposure to the equities market.
For financial reporting purposes, the Fund does not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Fund.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Fund receives dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.  Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred.  However, in the event the
Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
Additional information for the Fund's policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Fund's most recent annual or semiannual shareholder report.